FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Reconciliation of component of equity (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Net gains from cash flow hedges	$ (5,947)	$ 351	$ 0
Reclassification to the Statement of Income	144	(135)	0
Unrealized gain Cash flow hedge	(5,803)	216
Income tax	87	(87)	$ 0
Gains (losses) on cash flow hedges, net of tax	(5,716)	129
Foreign currency risk
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Net gains from cash flow hedges	(6,082)	(65)
Reclassification to the Statement of Income	560	0
Unrealized gain Cash flow hedge	(5,522)	(65)
Income tax	(26)	26
Gains (losses) on cash flow hedges, net of tax	(5,548)	(39)
Interest rate risk
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Net gains from cash flow hedges	135	416
Reclassification to the Statement of Income	(416)	(135)
Unrealized gain Cash flow hedge	(281)	281
Income tax	113	(113)
Gains (losses) on cash flow hedges, net of tax	$ (168)	$ 168